Income taxes - Components of Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Net operating loss carry-forward	$ 1,385	$ 1,454
Less: Valuation allowance	(1,385)	(1,454)
Deferred income tax assets, net		0
Intangible assets	77	0
Property, plant and equipment	5,770	6,171
Interest income	12	12
Deferred tax liabilities, non current	$ 5,859	$ 6,183